Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND | NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
NORTHERN DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DEVELOPED INTERNATIONAL SMALL CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI World Ex-U.S. Small Cap Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the MSCI World Ex-U.S. Small Cap Index, in weightings that approximate the relative composition of the securities contained in the MSCI World Ex-U.S. Small Cap Index, and in MSCI World Ex-U.S. Small Cap Index equity index futures approved by the Commodity Futures Trading Commission ("CFTC").

The MSCI World Ex-U.S. Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to replicate the performance and risk characteristics of the small cap size segment of the developed markets. As of June 30, 2011, the MSCI World Ex-U.S. Small Cap Index consisted of the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the approximate market capitalization range of companies included in the MSCI World Ex-U.S. Small Cap Index was between $32.9 million and $5.8 billion.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI World Ex-U.S. Small Cap Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI World Ex-U.S. Small Cap Index. Because the Fund will have fees and transaction expenses (while the MSCI World Ex-U.S. Small Cap Index has none), returns are likely to be below those of the MSCI World Ex-U.S. Small Cap Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the MSCI World Ex-U.S. Small Cap Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International ("MSCI") does not endorse any of the securities in the MSCI World Ex-U.S. Small Cap Index. It is not a sponsor of the Developed International Small Cap Index Fund and is not affiliated with the Fund in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus

[1]	within 30 days of purchase
[2]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations.
[3]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund. Reimbursed amounts are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees." The contractual reimbursement arrangement is expected to continue until at least July 31, 2012. After this date, NTI or the Fund may terminate the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.